Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Going Concern
Cash	$ 300,000
Cash flows from operating activities	15,706,619	$ 9,575,403
Accumulated deficit	$ 100,771,787	$ 78,279,713